President's Letter

Dear Shareholders:

The Fund commenced operations on March 8, 1999. From that date until October 31, 1999, the Fund earned a total return of 2.19% on Class A shares and 1.60% on Class B shares. This compares favorably to a return of 0.11% for the Lipper Open End High Yield Fund Average during that same time period. For the Quarter ending October 31, 1999, the Fund's total return was -.98% (Class A) and -1.17% (Class B) which also compares favorably to the -1.88% total return for the Lipper Average. There were no defaults in the portfolio this fiscal year.

The sources of the Fund's performance were advantageous sector weightings and securities selection as well as a less risk-tolerant stance that emphasized higher quality larger issuers. The Fund remained over-weighted in the media and telecom sectors, both of which continue to benefit from the convergence of the telecom/cable/internet businesses, supportive capital markets activities and strong underlying equities markets. Given the small size of the Fund and the unsettled market environment we will continue to proceed along this conservative path.

The high-yield market is currently being buffeted by the uncertainty surrounding Federal Reserve Bank interest policy, the direction of the stock market and abundant new-issue supply. We believe once the Fed is finished raising interest rates, both the stock market and the high-yield market will settle down and the tone will firm up as supply and demand come into balance. However, we also believe that the dramatically rising default rate within the high-yield universe is a permanent situation that will continue into the foreseeable future. This deterioration results from a combination of intense microeconomic competition, looser underwriting standards at commercial and investment banks and the proliferation of 'first-time' small-sized issuers. Accordingly, the Fund continues to be managed defensively through ongoing fundamental research and constant monitoring of each holding's creditworthiness with the intention of identifying bonds poised to benefit from upgrades or other positive events and identifying negative signals which indicate deterioration. The brighter side of the equation is that we believe the strong fundamentals of the U.S. economy still underpin a healthy future and that we encourage investors to take a long-term investment approach in our high yield bond fund.

Thank you for your continued interest in the Fund. The Officers and Trustees would like to wish you a happy and prosperous New Year.

Sincerely,

G. MOFFETT COCHRAN
-----------------------------
G. Moffett Cochran
President                                                         December, 1999

FUND HIGHLIGHTS (unaudited)

  DLJ WINTHROP HIGH INCOME FUND
  TOP TEN HOLDINGS as of October 31, 1999

                                      % OF
SECURITY DESCRIPTION               NET ASSETS
--------------------               ----------
Williams Communications Group,
  Inc. 10.875%, 10/01/09.........    2.00%
Argosy Gaming Co.
  10.750%, 06/01/09..............    2.00%
Station Casinos, Inc.
  10.125%, 03/15/06..............    2.00%
Time Warner Telecom, Inc.
  9.750%, 07/15/08...............    1.99%
Esat Telecom Group plc Ser. B
  11.875%, 12/01/08..............    1.98%
King Pharmaceutical, Inc.
  10.750%, 02/15/09..............    1.98%
Gentek, Inc.
  11.000%, 08/01/09..............    1.98%
Nextel Communications, Inc.
  9.750%, 08/15/04...............    1.98%
NEXTLINK Communications, Inc.
  10.750%, 06/01/09..............    1.97%
Consolidated Container Co. LLC
  10.125%, 07/15/09..............    1.96%

  ASSET ALLOCATION BY INDUSTRY October 31, 1999

                                      % OF
INDUSTRY                           NET ASSETS
--------                           ----------
Telecommunications...............     20.7%
Media/Entertainment..............     16.3
Gaming/Leisure...................      5.9
Chemicals........................      5.8
Retail...........................      5.6
Transportation/Automotive........      5.5
Financial Services...............      3.8
Forest Products/Containers.......      3.8
Healthcare.......................      3.8
Manufacturing -- Misc............      3.6
Information Technology...........      3.5
Food & Tobacco...................      3.4%
Consumer Non-Durable.............      2.0
Energy...........................      1.9
Metal & Minerals.................      1.9
Food & Drugs.....................      1.8
Housing..........................      1.8
Aerospace........................      1.7
Service..........................      1.7
Cash Equivalents and Other Assets
  Net of Liabilities.............      5.5
                                     -----
TOTAL............................   100.0%
                                     -----
                                     -----

  PORTFOLIO AND FUND INFORMATION October 31, 1999

       30 DAY YIELD, CLASS A: 9.14%

       30 DAY YIELD, CLASS B: 8.82%

       30 DAY YIELD, CLASS D: 9.85%

       AVERAGE RATING: B*

       AVERAGE YEARS TO MATURITY: 7.9 YEARS*

       AVERAGE COUPON: 9.41%'D'*

       AVERAGE DURATION: 4.74 YEARS*

  *   Weighted Average

 'D'  Exclusive of Commercial Paper

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF INVESTMENTS October 31, 1999
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT        VALUE
BONDS -- 94.5%                          ---------   -----------
AEROSPACE -- 1.7%

  BE Aerospace, Inc. Ser. B
    8.000%, 03/01/08**................  $250,000    $   223,125
                                                    -----------

CHEMICALS -- 5.8%
  Huntsman ICI Chemicals LLC
    10.125%, 07/01/09**...............   250,000        248,125

  Lyondell Chemical Co.
    10.875%, 05/01/09**...............   250,000        250,625
  ZSC Specialty Chemicals plc
    11.000%, 07/01/09*,**.............   250,000        251,875
                                                    -----------
                                                        750,625
                                                    -----------

CONSUMER NON-DURABLE -- 2.0%
  Consolidated Container Co. LLC
    10.125%, 07/15/09*,**.............   250,000        251,875
                                                    -----------

ENERGY -- 1.9%

  R&B Falcon Corp.
    9.500%, 12/15/08**................   250,000        240,000
                                                    -----------
FINANCIAL SERVICES -- 3.8%
  AmeriCredit Corp.
    9.875%, 04/15/06**................   250,000        250,625

  Metris Companies, Inc.
    10.125%, 07/15/06*,**.............   250,000        239,375
                                                    -----------
                                                        490,000
                                                    -----------
FOOD & DRUGS -- 1.8%

  New World Pasta Co.
    9.250%, 02/15/09**................   250,000        229,375
                                                    -----------

FOOD & TOBACCO -- 3.4%

  Advantica Restaurant Group, Inc.
    11.250%, 01/15/08**...............   250,000        193,125

  National Wine & Spirits Holdings
    Corp. 10.125%, 01/15/09**.........   250,000        248,125
                                                    -----------
                                                        441,250
                                                    -----------
FOREST PRODUCTS/CONTAINERS -- 3.8%

  Packaging Corp. of America
    9.625%, 04/01/09*,**..............   250,000        251,250
  Phoenix Color Corp.
    10.375%, 02/01/09**...............   250,000        231,875
                                                    -----------
                                                        483,125
                                                    -----------
GAMING/LEISURE -- 5.9%

  Argosy Gaming Co.
    10.750%, 06/01/09**...............   250,000        256,875

  Mohegan Tribal Gaming
    8.750%, 01/01/09**................   250,000        244,375

  Station Casinos, Inc.
    10.125%, 03/15/06**...............   250,000        256,875
                                                    -----------
                                                        758,125
                                                    -----------
HEALTHCARE -- 3.8%
  ICN Pharmaceutical, Inc.
    8.750%, 11/15/08*,**..............  $250,000    $   231,250
  King Pharmaceutical, Inc.
    10.750%, 02/15/09**...............   250,000        255,000
                                                    -----------
                                                        486,250
                                                    -----------
 HOUSING -- 1.8%

  Webb (Del E.) Corp.
    10.250%, 02/15/10**...............   250,000        230,000
                                                    -----------
 INFORMATION TECHNOLOGY -- 3.5%

  Fairchild Semiconductor Corp.
    10.375%, 10/01/07**...............   250,000        250,000
  Viasystems, Inc. Ser. B
    9.750%, 06/01/07**................   250,000        202,500
                                                    -----------
                                                        452,500
                                                    -----------
 MANUFACTURING-MISC. -- 3.6%

  BGF Industries, Inc.
    10.250%, 01/15/09**...............   250,000        203,750
  Gentek, Inc.
    11.000%, 08/01/09*,**.............   250,000        254,375
                                                    -----------
                                                        458,125
                                                    -----------
 MEDIA/ENTERTAINMENT -- 16.3%

  Adelphia Communications Corp.
    7.875%, 05/01/09..................   250,000        226,875
  American Media Operations
    10.250%, 05/01/09**...............   250,000        243,750
  Carmike Cinemas, Inc. Ser. B
    9.375%, 02/01/09**................   250,000        235,000
  Charter Communications Holdings LLC
    8.625%, 04/01/09**................   250,000        236,875
  Echostar DBS Corp.
    9.375%, 02/01/09**................   250,000        247,500
  Liberty Group, Inc.
    9.375%, 02/01/08**................   250,000        238,125
  Premier Parks, Inc.
    9.250%, 04/01/06**................   250,000        239,063
  Regal Cinemas, Inc.
    9.500%, 06/01/08**................   250,000        187,500
  United Pan - Europe
    Communications NV
    10.875%, 08/01/09*,**.............   250,000        244,375
                                                    -----------
                                                      2,099,063
                                                    -----------

METAL & MINERALS -- 1.9%

  Kaiser Aluminum & Chemical Corp.
    12.750%, 02/01/03**...............   250,000        248,750
                                                    -----------

RETAIL -- 5.6%

  MusicLand Group, Inc.
    9.000%, 06/15/03**................   250,000        229,375
  Rent-A-Center, Inc.
    11.000%, 08/15/08**...............   250,000        249,375
  Simmons Co. Ser. B
    10.250%, 03/15/09**...............   250,000        244,375
                                                    -----------
                                                        723,125
                                                    -----------

See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF INVESTMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT        VALUE
                                        ---------   -----------
SERVICE -- 1.7%
  Allied Waste North America, Inc.
    10.000%, 08/01/09*,**.............  $250,000    $   213,750
                                                    -----------
TELECOMMUNICATIONS -- 20.7%

  Crown Castle International Corp.
    9.000%, 05/15/11**................   250,000        238,750
  Dobson/Sygnet Communications, Inc.
    13.000%, 05/01/09**...............   257,000        241,580
  Esat Telecom Group plc Ser. B
    11.875%, 12/01/08**...............   250,000        255,000
  Hermes Europe Railtel BV
    11.500%, 08/15/07**...............   250,000        248,750
  Nextel Communications, Inc.
    9.750%, 08/15/04**,***............   250,000        254,375
  NEXTLINK Communications, Inc.
    10.750%, 06/01/09**...............   250,000        253,750
  NTL, Inc. Ser. B
    12.375%, 10/01/08**,***...........   250,000        168,750
  Primus Telecommunications Group,
    Inc. 11.750%, 08/01/04**..........   250,000        243,750
  PSI Net, Inc. Ser. B
    10.000%, 02/15/05**...............   250,000        246,250
  Time Warner Telecom, Inc.
    9.750%, 07/15/08**................   250,000        256,250
  Williams Communications Group, Inc.
    10.875%, 10/01/09**...............   250,000        256,875
                                                    -----------
                                                      2,664,080
                                                    -----------

TRANSPORTATION/AUTOMOTIVE -- 5.5%

  American Axle & Manufacturing
    Holdings, Inc.
    9.750%, 03/01/09**................   250,000        248,125
  Roller Bearing Company of America
    Ser. B
    9.625%, 06/15/07**................   250,000        223,750
  Venture Holdings Trust
    11.000%, 06/01/07*,**.............   250,000        245,000
                                                    -----------
                                                        716,875
                                                    -----------
  TOTAL BONDS
    (cost $12,719,686)...........................    12,160,018
                                                    -----------
COMMERCIAL PAPER -- 5.4%
 (amortized cost $694,000)

Merrill Lynch & Co.
    5.300%, 11/01/99..................  $694,000    $   694,000
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
    (cost $13,413,686)...........................    12,854,018
                                                    -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.1%.....................         6,712
                                                    -----------

NET ASSETS -- 100.0%.............................   $12,860,730
                                                    -----------
                                                    -----------

Notes to Statement of Investments:

  * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 1999, the value of these securities amounted to $2,183,125 or 17.0% of net assets.

 ** Security has an effective maturity date less than the stated maturity date due to a call feature.

*** Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF ASSETS AND LIABILITIES October 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $13,413,686).....  $12,854,018
  Cash......................................................          534
  Receivable for capital stock sold.........................        4,980
  Dividends and interest receivable.........................      350,723
  Reimbursement due from advisor............................       20,977
                                                              -----------
  Total assets..............................................   13,231,232
                                                              -----------
LIABILITIES:
  Payable to distributor....................................        7,165
  Payable for capital stock redeemed........................      290,100
  Dividend payable..........................................       30,345
  Accrued expenses and other liabilities....................       42,892
                                                              -----------
  Total liabilities.........................................      370,502
                                                              -----------
NET ASSETS..................................................  $12,860,730
                                                              -----------
                                                              -----------
NET ASSETS CONSIST OF:
  Capital paid-in...........................................  $13,332,046
  Accumulated net realized gain on investments..............       88,352
  Net unrealized depreciation of investments................     (559,668)
                                                              -----------
                                                              $12,860,730
                                                              -----------
                                                              -----------
CLASS A SHARES:
  Net assets................................................  $10,487,750
                                                              -----------
                                                              -----------
  Shares outstanding........................................    1,085,944
                                                              -----------
                                                              -----------
  Net asset value and redemption value per share............  $      9.66
                                                              -----------
                                                              -----------
  Maximum offering price per share (net asset value plus
     sales charge of 4.75% of offering price)...............  $     10.14
                                                              -----------
                                                              -----------
 CLASS B SHARES:
  Net assets................................................  $ 1,447,444
                                                              -----------
                                                              -----------
  Shares outstanding........................................      149,852
                                                              -----------
                                                              -----------
  Net asset value and redemption value per share............  $      9.66
                                                              -----------
                                                              -----------
 CLASS D SHARES:
  Net assets................................................  $   925,536
                                                              -----------
                                                              -----------
  Shares outstanding........................................       95,884
                                                              -----------
                                                              -----------
  Net asset value and redemption value per share............  $      9.65
                                                              -----------
                                                              -----------

See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- STATEMENT OF OPERATIONS for the Period Ended October 31, 1999*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..................................................    $619,998
                                                                --------
EXPENSES:
  Investment advisory fees (Note B).........................      44,319
  Distribution fees -- Class A (Note B).....................      13,858
  Distribution fees -- Class B (Note B).....................       5,164
  Transfer agent fees.......................................      29,000
  Custodian fees............................................      27,000
  Registration fees.........................................      20,200
  Printing fees.............................................       7,000
  Legal fees................................................       8,000
  Auditing fees.............................................       6,000
  Trustees' fees (Note B)...................................       1,700
  Miscellaneous.............................................       1,883
                                                                --------
     Total expenses.........................................     164,124
     Less expenses reimbursed by investment advisor (Note
      B)....................................................     (91,286)
                                                                --------
     Net expenses...........................................      72,838
                                                                --------
NET INVESTMENT INCOME.......................................     547,160
                                                                --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain on investments..........................      88,352
  Net change in unrealized depreciation on investments......    (559,668)
                                                                --------
  Net realized and unrealized gain/(loss) on investments....    (471,316)
                                                                --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 75,844
                                                                --------
                                                                --------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                               10/31/99*
                                                              ------------
OPERATIONS:
  Net investment income.....................................  $   547,160
  Net realized gain on investments..........................       88,352
  Net change in unrealized depreciation on investments......     (559,668)
                                                              -----------
  Net increase in net assets from operations................       75,844
                                                              -----------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income:
     Class A................................................     (481,082)
     Class B................................................      (40,859)
     Class D................................................      (25,219)
                                                              -----------
  Total Dividends to Shareholders...........................     (547,160)
                                                              -----------
CAPTIAL STOCK TRANSACTIONS -- (NET) NOTE D..................   13,332,046
                                                              -----------
  Total increase in net assets..............................   12,860,730
NET ASSETS:
  Beginning of period.......................................           --
                                                              -----------
  End of period.............................................  $12,860,730
                                                              -----------
                                                              -----------

*The DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

See notes to financial statements.

DLJ WINTHROP HIGH INCOME FUND -- NOTES TO FINANCIAL STATEMENTS October 31, 1999
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop High Income Fund ('Fund') is a diversified series of the DLJ Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the DLJ Winthrop Municipal Money Fund, the DLJ Winthrop U.S. Government Money Fund, the DLJ Winthrop International Equity Fund and the DLJ Winthrop Developing Markets Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Fund commenced operations on March 8, 1999. The Fund's primary objective is to seek high current income with a secondary objective of seeking capital appreciation.

The Fund offers three classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Each class is identical in all respects except that Class A and Class B bear different distribution service fees and Class D shares are not subject to any distribution service fees. Each class has different exchange privileges and only Class B shares have a conversion feature. Class A and Class B have exclusive voting rights with respect to each class's distribution plan.

The Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund.

  (1) SECURITY VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at the last reported sale price (or, if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term obligations with maturities of less than 60 days are valued at amortized cost which approximates market value.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including, where applicable, accretion of discount on investments is recorded on the accrual basis.

  (3) FEDERAL INCOME TAXES: The Fund intends to be treated as a 'regulated investment company' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

  (4) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DLJ WINTHROP HIGH INCOME FUND -- NOTES TO FINANCIAL STATEMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Fund, the Advisor will provide investment advisory services and order placement facilities for the Fund and pay all compensation of Trustees of the Fund who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Fund, without charge, management supervision and assistance and office facilities. The Fund will pay the Advisor at the following annual percentage rates of its average daily net assets: .70 of 1% of the first $500 million and .625 of 1% of the balance. Such fees will be accrued daily and paid monthly.

Through October 31, 2000, the Advisor has agreed to a contractual expense limitation to reduce its management fees or reimburse operating expenses by the amount that total fund operating expenses exceed 1.10% of the average daily net assets of the Fund's Class A shares, 1.85% of the Fund's Class B shares and 0.85% of the Fund's Class D shares. After October 31, 2000, the Advisor may, in its sole discretion, determine to discontinue this undertaking. As a result of the assumption of expenses, the Fund was reimbursed $91,286 during the period ended October 31, 1999.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

Costs incurred in connection with the Fund's organization have been absorbed by the Advisor.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 1999 was substantially the same as the cost of securities for financial statement purposes. At October 31, 1999, the components of net unrealized appreciation (depreciation) on investments were as follows:

Gross appreciation (investments having an excess of value
  over cost)................................................  $  51,217
Gross depreciation (investments having an excess of cost
  over value)...............................................   (610,885)
                                                              ---------
Net unrealized depreciation on investments..................  $(559,668)
                                                              ---------
                                                              ---------

     For the period ended October 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases...................................................  $29,974,836
Sales.......................................................   17,348,438

DLJ WINTHROP HIGH INCOME FUND -- NOTES TO FINANCIAL STATEMENTS October 31, 1999 (continued)
--------------------------------------------------------------------------------

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value) authorized. Transactions in shares of beneficial interest were as follows:

                                                                   PERIOD ENDED
                                                                 OCTOBER 31, 1999*
                                                              -----------------------
                                                               SHARES       AMOUNT
                                                               ------       ------
CLASS A
Shares sold.................................................  1,147,988   $11,482,944
Shares issued through reinvestment of dividends.............     29,206       289,072
                                                              ---------   -----------
                                                              1,177,194    11,772,016
                                                              ---------   -----------
Shares redeemed.............................................    (91,250)     (901,341)
                                                              ---------   -----------
Net increase................................................  1,085,944   $10,870,675
                                                              ---------   -----------
                                                              ---------   -----------
CLASS B
Shares sold.................................................    146,586   $ 1,472,897
Shares issued through reinvestment of dividends.............      3,485        34,378
                                                              ---------   -----------
                                                                150,071     1,507,275
                                                              ---------   -----------
Shares redeemed.............................................       (219)       (2,146)
                                                              ---------   -----------
Net increase................................................    149,852   $ 1,505,129
                                                              ---------   -----------
                                                              ---------   -----------
CLASS D
Shares sold.................................................     95,325   $   951,003
Shares issued through reinvestment of dividends.............      2,578        25,219
                                                              ---------   -----------
                                                                 97,903       976,222
                                                              ---------   -----------
Shares redeemed.............................................     (2,019)      (19,980)
                                                              ---------   -----------
Net increase................................................     95,884   $   956,242
                                                              ---------   -----------
                                                              ---------   -----------

*The DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented. This information has been derived from information in the financial statements.

                                                                        PERIOD ENDED
                                                                     OCTOBER 31, 1999*
                                                              --------------------------------
                                                              CLASS A    CLASS B    CLASS D(4)
                                                              -------    -------    ----------
Net asset value, beginning of period........................  $  10.00   $  10.00    $  10.23
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................     0.563      0.504       0.414
  Net realized and unrealized loss on investments...........    (0.340)    (0.340)     (0.580)
                                                              --------   --------    --------
     Total from investment operations.......................     0.223      0.164       0.166
LESS DISTRIBUTIONS:
  From net investment income................................    (0.563)    (0.504)     (0.414)
                                                              --------   --------    --------
Net asset value, end of period..............................  $   9.66   $   9.66    $   9.65
                                                              --------   --------    --------
                                                              --------   --------    --------
Total Return(1).............................................      2.19%      1.60%      (1.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted).................  $ 10,488   $  1,447    $    926
  Ratio of expenses to average net assets(2)(3).............      1.10%      1.85%       0.85%
  Ratio of net investment income to average net
     assets(2)(3)...........................................      8.61%      7.83%       9.36%
  Portfolio turnover rate...................................     188.4%     188.4%      188.4%

 * DLJ Winthrop High Income Fund commenced operations on March 8, 1999.

(1) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(2) Annualized

(3) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, of Class A shares, Class B shares and Class D shares: 1.43% for the period ended October 31, 1999.

(4) Class D shares commenced operations on May 13, 1999.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
DLJ Winthrop High Income Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DLJ Winthrop High Income Fund (one of the Funds constituting DLJ Winthrop Opportunity Funds) as of October 31, 1999, and the related statements of operations and changes in net assets and financial highlights for the period from March 8, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DLJ Winthrop High Income Fund at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 8, 1999 to October 31, 1999, in conformity with generally accepted accounting principles.


                                                 ERNST & YOUNG LLP


New York, New York
December 27, 1999

TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Wilmot H. Kidd, III
Martin Jaffe
John W. Waller, III

OFFICERS
G. Moffett Cochran, Chairman and President
James A. Engle, Vice President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President
Michael A. Snyder, Vice President

INVESTMENT ADVISER
DLJ Investment Management Corp.
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.


[DLJ Logo]
     277 Park Avenue, New York, NY 10172
     800-225-8011

ANNUAL-HIGHINC99


ANNUAL REPORT

[DLJ Logo]

Leadership through
           Experience

           DLJ Winthrop
           High Income Fund




           October 31, 1999



                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as................................... 'D'